SUBSEQUENT EVENTS (Detail Textuals 1) - USD ($)							1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 16, 2018	Jan. 09, 2018	Dec. 18, 2017	Oct. 12, 2017	Oct. 10, 2017	Oct. 10, 2017	Oct. 17, 2017	Sep. 30, 2017	Mar. 24, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 05, 2015
Subsequent Event [Line Items]
Face amount								$ 36,100		$ 36,100				$ 36,100
Periodic payment												$ 6,130
Stated interest rate								10.25%		10.25%		10.25%
Repayments of note payable										$ 230,526	$ 4,539	$ 208,223	$ 2,838
Accrued interest								$ 5,545		11,874
Value of conversion of debt										$ 566,930
Proceeds from notes payable												$ 675,000	$ 36,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of debt, shares issued		899,685	516,648				329,670
Value of conversion of debt		$ 100,000	$ 45,000				$ 30,000
Subsequent Event [Member] | Tangiers Note [Member]
Subsequent Event [Line Items]
Face amount	$ 550,000
Periodic payment					$ 250,000
Stated interest rate	8.00%				10.00%	10.00%
Default interest rate	18.00%
Conversion of stock price per share	$ .30
Original issue discount percentage	10.00%					10.00%
Proceeds from notes payable	$ 82,500
Proceeds from purchase price of note	$ 75,000					$ 250,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Face amount				$ 50,000
Stated interest rate				10.00%
Conversion of stock price per share				$ .1666
Tangiers Global, Llc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Periodic payment									$ 550,000
Stated interest rate									8.00%
Repayments of note payable									$ 250,000
Percentage of original issue discount					10.00%	10.00%
Original issue discount percentage									10.00%
Proceeds from notes payable									$ 275,000
Tangiers Global, Llc [Member] | Subsequent Event [Member] | Investment Agreement [Member]
Subsequent Event [Line Items]
Maximum number of common stock sold and issued				2,000,000
Tangiers Global, Llc [Member] | Subsequent Event [Member] | Investment Agreement [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Conversion of stock price per share				$ 0.1666